SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
REVERSE TAKEOVER AND PRIVATE PLACEMENT
11. SHARE-BASED COMPENSATION

11. SHARE-BASED COMPENSATION

During 2019 the Company’s Board of Directors adopted the 2019 Stock and Incentive Plan (the “Plan”), which was amended in April 2020 and March 2021. The Plan permits the issuance of stock options, stock appreciation rights, stock awards, share units, performance shares, performance units and other stock-based awards, and, as of June 30, 2021, 13.2 million shares have been authorized to be issued under the Plan and 4.6 million are available for future grant. The Plan provides for the grant of options as either non-statutory stock options or incentive stock options and restricted stock units to employees, officers, directors, and consultants of the Company to attract and retain persons of ability to perform services for the Company and to reward such individuals who contribute to the achievement by the Company of its economic objectives. The awards granted generally vest in 25% increments over a four-year period and option awards expire 6 years from grant date.

The Plan is administered by the Board or a committee appointed by the Board, which determines the persons to whom the awards will be granted, the type of awards to be granted, the number of awards to be granted, and the specific terms of each grant, including the vesting thereof, subject to the provisions of the Plan.

During the three and six months ended June 30, 2021 and 2020, the Company granted shares to certain employees as compensation for services. These shares were accounted for in accordance with ASC 718 – Compensation – Stock Compensation. The Company amortizes awards over the service period and until awards are fully vested.

For the three and six months ended June 30, 2021 and 2020, share-based compensation expense was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
(in thousands)	2021	2020	2021	2020
Cost of goods sold	$-	$-	$-	$-
General and administrative expense	338	213	625	1,825
Total share-based compensation	$338	$213	$625	$1,825

The following table summarizes the status of stock option grants and unvested awards at and for the six months ended June 30, 2021:

			Weighted-Average
	Stock	Weighted-Average	Remaining	Aggregate
(in thousands except per share amounts)	Options	Exercise Price	Contractual Life	Intrinsic Value

Outstanding—December 31, 2020	6,260	$0.97	4.7	$3,162

Granted	1,880	1.41
Exercised	-	-
Cancelled	(1,153)	1.60
Outstanding—June 30, 2021	6,987	$0.95	2.6

Exercisable—June 30, 2021	1,677	$1.02	3	$69

Vested and expected to vest—June 30, 2021	6,987	$0.95	2.6	$2,254

The weighted-average fair value of options granted during the three and six months ended June 30, 2021, estimated as of the grant date, were $1.18 and $1.41, respectively. As of June 30, 2021, there was $1,252 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a remaining weighted-average vesting period of 2.0 years.

The following table summarizes the status of restricted stock unit (“RSU”) grants and unvested awards at and for the six months ended June 30, 2021:

		Weighted-Average
(in thousands except per share amounts)	RSUs	Fair Value

Outstanding—December 31, 2020	450	$0.33

Granted	1,395	1.15
Vested	-	-
Cancelled	(10)	1.11
Outstanding—June 30, 2021	1,835	$0.95

As of June 30, 2021, there was $963 of total unrecognized compensation cost related to non-vested restricted stock units, which is expected to be recognized over a remaining weighted-average vesting period of 20 months.

The fair value of the stock options and RSUs granted were determined using the Black-Scholes option-pricing model with the following weighted average assumptions at the time of grant.

Stock Options	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020
Expected volatility	50%	50%	50%	50%
Dividend yield	0%	0%	0%	0%
Risk-free interest rate	1.1%	2.2%	0.9%	2.2%
Expected term in years	4.25	4.12	4.25	4.14

RSUs
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020
Expected volatility	50%	50%	50%	50%
Dividend yield	0%	0%	0%	0%
Risk-free interest rate	0.9%	0.9%	0.9%	0.9%
Expected term in years	0.74	0.60	0.74	0.60

15. SHARE-BASED COMPENSATION

During 2019 the Company’s Board of Directors adopted the 2019 Stock and Incentive Plan (the “Plan”), which was amended in April 2020. The Plan permits the issuance of stock options, stock appreciation rights, stock awards, share units, performance shares, performance units and other stock-based awards, and, as of December 31, 2020, 8.2 million shares have been authorized to be issued under the Plan and 1.85 million are available for future grant. The Plan provides for the grant of options as either non-statutory stock options or incentive stock options and restricted stock units to employees, officers, directors, and consultants of the Company to attract and retain persons of ability to perform services for the Company and to reward such individuals who contribute to the achievement by the Company of its economic objectives. The awards granted generally vest in 25% increments over a four-year period and option awards expire 6 years from grant date.

The Plan is administered by the Board or a committee appointed by the Board, which determines the persons to whom the awards will be granted, the type of awards to be granted, the number of awards to be granted, and the specific terms of each grant, including the vesting thereof, subject to the provisions of the Plan.

During the year ended December 31, 2020, the Company granted shares to certain employees as compensation for services. These shares were accounted for in accordance with ASC 718 – Compensation – Stock Compensation. The Company amortizes awards over the service period and until awards are fully vested.

For the years ended December 31, 2020, 2019 and 2018, share-based compensation expense recorded to the Company’ s consolidated statements of operations were:

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

Years Ended December 31,
(in thousands)	2020	2019	2018
Cost of goods sold	$-	$-	$-
General and administrative expense	2,200	3,385	270
Total share based compensation	$2,200	$3,385	$270

The following table summarizes the status of stock option grants and unvested awards as at and for the year ended December 31, 2020:

			Weighted-Average
	Stock	Weighted-Average	Remaining	Aggregate
(in thousands except per share amounts)	Options	Exercise Price	Contractual Life	Intrinsic Value
Outstanding—December 31, 2019	1,543	$2.53	4.3	$-

Granted	5,315	0.62
Exercised	-	-
Cancelled	(598)	1.67
Outstanding—December 31, 2020	6,260	$0.97	4.7	$3,162

Exercisable—December 31, 2020	739	$2.10	3.2	$25

Vested and expected to vest—December 31, 2020	6,260	$0.97	4.7	$3,162

The weighted-average fair value of each option granted during fiscal 2020, estimated as of the grant date, was $.25. As of December 31, 2020, there was $1,928 of total unrecognized compensation cost related to nonvested options, which is expected to be recognized over a remaining weighted-average vesting period of 4.7 years.

The following table summarizes the status of restricted stock unit grants and unvested awards as at and for the year ended December 31, 2020:

	Restricted Stock	Weighted-Average
(in thousands except per share amounts)	Units	Fair Value
Outstanding—December 31, 2019	230	$2.53

Granted	913	0.62
Vested	(634)	1.63
Cancelled	(59)	1.67
Outstanding—December 31, 2020	450	$0.33

As of December 31, 2020, there was $81 of total unrecognized compensation cost related to nonvested restricted stock units, which is expected to be recognized over a remaining weighted-average vesting period of 10 months.

The fair value of the restricted stock units and stock options granted was determined using the Black-Scholes option-pricing model with the following weighted average assumptions at the time of grant.

Year Ended December 31,	2020
Expected volatility	50.0%
Dividend yield	0%
Risk-free interest rate	0.95%
Expected term in years	6.0